UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-1444


                               Value Equity Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Tax Advantage Dividend Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares              Value ($)
                                                                                      -----------------------------------


Common Stocks 91.4%
Consumer Discretionary 6.7%
Automobiles 0.7%
General Motors Corp.                                                                        27,049             1,042,739
                                                                                                             -----------
Household Durables 1.3%
The Stanley Works                                                                           41,945             1,867,391
                                                                                                             -----------
Multiline Retail 3.0%
Family Dollar Stores, Inc.                                                                  68,400             2,021,220
The May Department Stores Co.                                                               82,100             2,139,526
                                                                                                             -----------
                                                                                                               4,160,746

Specialty Retail 1.7%
Limited Brands                                                                              98,059             2,429,902
                                                                                                             -----------
Consumer Staples 7.0%
Food Products 4.3%
ConAgra Foods, Inc.                                                                         54,450             1,437,480
General Mills, Inc.                                                                         55,400             2,451,450
Sara Lee Corp.                                                                              49,541             1,153,314
Unilever NV New York Shares                                                                 17,000               990,930
                                                                                                             -----------
                                                                                                               6,033,174

Tobacco 2.7%
Altria Group, Inc.                                                                          79,819             3,868,029
                                                                                                             -----------
Energy 5.2%
Oil & Gas
BP PLC (ADR)                                                                                28,795             1,677,309
ChevronTexaco Corp.                                                                         34,640             1,837,998
ConocoPhillips                                                                              13,037             1,099,149
ExxonMobil Corp.                                                                            56,739             2,792,694
                                                                                                             -----------
                                                                                                               7,407,150

Financials 30.6%
Banks 19.9%
AmSouth Bancorp.                                                                           103,589             2,733,714
Bank of America Corp.                                                                      119,004             5,330,189
BB&T Corp.                                                                                  52,030             2,138,953
KeyCorp.                                                                                    63,890             2,146,065
National City Corp.                                                                         42,456             1,654,510
North Fork Bancorp., Inc.                                                                   56,827             2,506,071
PNC Financial Services Group                                                                60,642             3,171,577
SunTrust Banks, Inc.                                                                        17,519             1,232,987
US Bancorp.                                                                                 56,193             1,607,682
Wachovia Corp.                                                                              40,300             1,983,163
Washington Mutual, Inc.                                                                     94,100             3,642,611
                                                                                                             -----------
                                                                                                              28,147,522

Capital Markets 2.6%
Morgan Stanley                                                                              71,900             3,673,371
                                                                                                             -----------
Diversified Financial Services 5.5%
Citigroup, Inc.                                                                             97,933             4,345,287
JPMorgan Chase & Co.                                                                        86,852             3,352,487
                                                                                                             -----------
                                                                                                               7,697,774

Real Estate 2.6%
Equity Office Properties Trust (REIT)                                                       65,774             1,849,565
Post Properties, Inc. (REIT)                                                                56,235             1,804,581
                                                                                                             -----------
                                                                                                               3,654,146

Health Care 9.7%
Health Care Equipment & Supplies 3.0%
Baxter International, Inc.                                                                 138,907             4,272,779
                                                                                                             -----------
Pharmaceuticals 6.7%
Abbott Laboratories                                                                         45,379             1,934,507
Bristol-Myers Squibb Co.                                                                   127,446             2,986,060
Johnson & Johnson                                                                           19,570             1,142,497
Merck & Co., Inc.                                                                           16,430               514,423
Pfizer, Inc.                                                                                42,800             1,239,060
Wyeth                                                                                       39,160             1,552,694
                                                                                                             -----------
                                                                                                               9,369,241

Industrials 6.1%
Aerospace & Defense 1.5%
Honeywell International, Inc.                                                               62,159             2,093,515
                                                                                                             -----------
Commercial Services & Supplies 0.8%
Deluxe Corp.                                                                                31,900             1,215,071
                                                                                                             -----------
Electrical Equipment 0.9%
Emerson Electric Co.                                                                        19,386             1,241,673
                                                                                                             -----------
Industrial Conglomerates 2.9%
General Electric Co.                                                                        86,818             2,962,230
Textron, Inc.                                                                               16,009             1,091,014
                                                                                                             -----------
                                                                                                               4,053,244

Information Technology 9.9%
Communications Equipment 1.6%
Nokia Oyj (ADR)                                                                            144,200             2,223,564
                                                                                                             -----------
Computers & Peripherals 2.6%
Hewlett-Packard Co.                                                                         92,048             1,717,616
International Business Machines Corp.                                                       21,721             1,949,460
                                                                                                             -----------
                                                                                                               3,667,076

IT Consulting & Services 0.8%
Automatic Data Processing, Inc.                                                             27,000             1,171,530
                                                                                                             -----------
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.                                                                                 68,183             1,517,753
Texas Instruments, Inc.                                                                     82,984             2,028,959
                                                                                                             -----------
                                                                                                               3,546,712

Software 2.4%
Microsoft Corp.                                                                            120,800             3,381,192
                                                                                                             -----------
Materials 5.2%
Chemicals 2.2%
Dow Chemical Co.                                                                            39,805             1,788,837
PPG Industries, Inc.                                                                        19,915             1,269,581
                                                                                                             -----------
                                                                                                               3,058,418

Containers & Packaging 1.6%
Sonoco Products Co.                                                                         84,648             2,255,869
                                                                                                             -----------
Paper & Forest Products 1.4%
MeadWestvaco Corp.                                                                          64,715             2,040,464
                                                                                                             -----------
Telecommunication Services 2.8%
Diversified Telecommunication Services
BellSouth Corp.                                                                             39,400             1,050,798
SBC Communications, Inc.                                                                    80,244             2,026,964
Verizon Communications, Inc.                                                                23,700               926,670
                                                                                                             -----------
                                                                                                               4,004,432

Utilities 8.2%
Electric Utilities
Ameren Corp.                                                                                42,700             2,049,600
American Electric Power Co.                                                                 60,753             2,000,596
DTE Energy Co.                                                                              46,879             2,002,202
FPL Group, Inc.                                                                             36,209             2,494,800
Southern Co.                                                                                93,616             2,957,330
                                                                                                             -----------
                                                                                                              11,504,528


Total Common Stocks (Cost $123,901,705)                                                                      129,081,252
                                                                                                             -----------
Investment Companies 7.2%

Scudder Fixed Income Fund (b)                                                              176,722             1,958,078
Scudder High Income Fund (b)                                                             1,495,259             8,238,875

                                                                                                             -----------
Total Investment Companies (Cost $9,974,428)                                                                  10,196,953

Cash Equivalents 1.1%

Scudder Cash Management QP Trust 1.80% (a)
(Cost $1,460,928)                                                                        1,460,928             1,460,928
                                                                                                             -----------

                                                                                            % of
                                                                                          Net Assets          Value ($)
                                                                                          ----------          ---------

Total Investment Portfolio  (Cost $135,337,061)                                               99.7           140,739,133
Other Assets and Liabilities, Net                                                              0.3               487,585
                                                                                                             -----------
Net Assets                                                                                   100.0           141,226,718
                                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Fixed Income Fund and Scudder High Income Fund are managed by Deutsche Asset Management, Inc.

ADR: American Depository Receipt
REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax Advantaged Dividend Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax Advantaged Dividend Growth Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004